General and Administration Expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of General and Administration

	2024	2023
Salaries and benefits	$19,237	$18,380
Professional fees	12,972	10,846
Share-based compensation	9,796	9,120
Office and other expenses	8,901	6,825
Depreciation	2,104	1,072
Total general and administration expense	$53,010	$46,243